State Street Moderately Aggressive ETF Portfolio Annual Fund Operating Expenses - State Street Moderately Aggressive ETF Portfolio	Dec. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	0.53%
Class B
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	0.78%
Class E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	0.68%